Significant Events during the Reporting Period (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 31, 2024	Nov. 17, 2022	Nov. 30, 2023	Dec. 31, 2023	Feb. 23, 2023
Significant Events During the Reporting Period [Line Items]
Interest percentage					49.00%
Cash				$ 4,540
Deferred cash payments					$ 489,330
Share capital percentage	51.00%	9.33%
Fee expense			$ 10	20
Bonus amount				51
Management services expenses				220
Mutual share exchange amount				$ 288,238
Acquired ordinary shares (in Shares)				35,345
Aggregate value				$ 288,238
Ownership percentage				4.99%
Listed share price (in Dollars per share)				$ 3.05
Loss on investment				$ 180
NewCo Inc. [Member]
Significant Events During the Reporting Period [Line Items]
Cash					$ 2,500
Jeffs’ Brands [Member]
Significant Events During the Reporting Period [Line Items]
Acquired ordinary shares (in Shares)				13,858
Adjusted amount of aggregate value				$ 300,000